Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 47,114,733	$ (931,259)	$ (140,544,660)	$ 4,122,365
Adjustment to reconcile net income(loss) to net cash (used in) provided by operating activities
Depreciation and amortization expense	2,182	2,182	4,365	6,890
Common stock issued for services	149,800
Stock compensation expense	17,813,834	(0)	0	0
(Gain) Loss on net change in derivative liability	30,039,479	169,011	139,038,754	(5,777,348)
Amortization of debt discount recognized as interest expense	449,100	320,742	611,856	673,812
Gain on settlement of debt and derivative	(96,666,293)
(Increase) Decrease in Changes in Assets
Prepaid expenses	(230,772)	11,854	(25,479)	(6,849)
Increase (Decrease) in Changes in Liabilities
Accounts payable	530	109	(58)	(838)
Accrued expenses	63,033	162,843	267,924	263,565
NET CASH USED IN OPERATING ACTIVITIES	(1,264,374)	(264,518)	(647,298)	(718,403)
CASH FLOWS FROM FINANCING ACTIVITIES:
Procceds for the sale of common stock for cash	8,781,700
Principal payments on convertible debt	(203,000)
Proceeds from convertible promissory notes	192,000	265,500	649,000	697,500
NET CASH PROVIDED BY FINANCING ACTIVITIES	8,770,700	265,500	649,000	697,500
NET INCREASE (DECREASE) IN CASH	7,506,326	982	1,702	(20,903)
CASH, BEGINNING OF PERIOD	63,496	61,794	61,794	82,697
CASH, END OF PERIOD	7,569,822	62,776	63,496	61,794
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid		439	925	979
Taxes paid
SUPPLEMENTAL SCHEDULE OF NON-CASH TRANSACTIONS
Common stock issued for convertible notes and accrued interest	205,975	413,734	845,483	662,134
Fair value of initial derivative	180,004	265,500
Fair value of convertible notes exchanged for preferred stock	$ 85,555,204
Initial debt discount due to derivative			$ 632,144	$ 663,608